FINANCIAL INSTRUMENTS - Cash Flow Sensitivity Analysis for Variable Rate Instruments (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Sensitivity Analysis For Variable Rate Instruments [Line Items]
Percentage of reasonably possible increase in interest rate	1.00%	1.00%
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	CAD 17	CAD 3
Percentage of reasonably possible decrease in interest rate	(1.00%)	(1.00%)
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	CAD (17)	CAD (3)
Variable rate instruments
Disclosure Of Sensitivity Analysis For Variable Rate Instruments [Line Items]
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	18	4
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	(18)	(4)
Interest rate swap
Disclosure Of Sensitivity Analysis For Variable Rate Instruments [Line Items]
Increase (decrease) in earnings due to reasonably possible increase in interest rate assumption	1	1
Increase (decrease) in earnings due to reasonably possible decrease in interest rate assumption	CAD (1)	CAD (1)